Long-Term Debt - Long Term Debt Interest Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt issuance cost	$ 235,458	$ 199,283	$ 135,109
Secured credit facility [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost	104,916	41,478
Former secured credit facility [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost		53,841	60,594
7.25% Senior notes [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost	1,994
7.875% Senior notes [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost	44,994	22,291	21,300
9% Senior subordinated notes [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost	41,474	40,248	38,337
8.625% Senior subordinated notes [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost	37,096	36,437	9,892
3% Convertible senior subordinated notes [Member]
Debt Instrument [Line Items]
Long-term debt issuance cost	$ 4,984	$ 4,988	$ 4,986